Condensed parent company financial information - Company Provided Maturity Profile of Borrowings of the Parent Company and Borrowings of Subsidiaries Carrying Value (Detail)
€ in Millions, £ in Millions, $ in Millions
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 4,201	$ 3,274
£350m 2.125% bonds 2026
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 350
Interest rate	2.125%	2.125%	2.125%
Borrowings			$ 475	441
€500m 2.125% bonds 2027
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 500
Interest rate	2.125%	2.125%	2.125%
Borrowings			$ 594	$ 526
£400m 3.375% bonds 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 400
Interest rate	3.375%	3.375%	3.375%
Parent Company | £350m 2.125% bonds 2026
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 350
Interest rate	2.125%	2.125%	2.125%
Parent Company | €500m 2.125% bonds 2027
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 500
Interest rate	2.125%	2.125%	2.125%
Parent Company | £400m 3.375% bonds 2028
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 400
Interest rate	3.375%	3.375%	3.375%
Parent Company | Between one and two years
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 471
Parent Company | Between one and two years | £350m 2.125% bonds 2026
Disclosure of detailed information about borrowings [line items]
Borrowings			471
Parent Company | Between one and two years | €500m 2.125% bonds 2027
Disclosure of detailed information about borrowings [line items]
Borrowings			0
Parent Company | Between one and two years | £400m 3.375% bonds 2028
Disclosure of detailed information about borrowings [line items]
Borrowings			0
Parent Company | Between two and three years
Disclosure of detailed information about borrowings [line items]
Borrowings			587
Parent Company | Between two and three years | £350m 2.125% bonds 2026
Disclosure of detailed information about borrowings [line items]
Borrowings			0
Parent Company | Between two and three years | €500m 2.125% bonds 2027
Disclosure of detailed information about borrowings [line items]
Borrowings			587
Parent Company | Between two and three years | £400m 3.375% bonds 2028
Disclosure of detailed information about borrowings [line items]
Borrowings			0
Parent Company | Between three and four years
Disclosure of detailed information about borrowings [line items]
Borrowings			538
Parent Company | Between three and four years | £350m 2.125% bonds 2026
Disclosure of detailed information about borrowings [line items]
Borrowings			0
Parent Company | Between three and four years | €500m 2.125% bonds 2027
Disclosure of detailed information about borrowings [line items]
Borrowings			0
Parent Company | Between three and four years | £400m 3.375% bonds 2028
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 538